S000000716 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Bloomberg U.S. Corporate High Yield—2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.19%	4.20%	5.16%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.55%	3.54%	4.37%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.15%	2.32%	3.59%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.27%	2.42%	3.24%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.85%	2.88%	3.71%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.46%	3.47%	4.30%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.12%	0.85%	1.69%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.93%	1.49%	2.10%

[1]	The total returns include gains from the settlement of securities litigation. Without these gains, total returns would have been lower.